Subsequent Events (Details) (USD $)	12 Months Ended	0 Months Ended	12 Months Ended
	Dec. 31, 2014	Jan. 30, 2015	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Subsequent Event [Line Items]
Business Combination, Terms and Conditions of Consideration Paid	subject to the continued employment by the Company of William Momary Jr. or Allen Narcisse and subject to proportional payment adjustments if at least 90% of such amounts are met or no payment if such amounts are less than 90%
Ebyline, Inc. [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Business Combination, Consideration Transferred		$ 8,850,000
Business Acquisition, Revenue Reported by Acquired Entity for Last Annual Period		8,000,000
Business Combination, Separately Recognized Transactions, Additional Disclosures, Acquisition Costs		5,500,000
Cash Payment due at Closing [Member] | Ebyline, Inc. [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Payments to Acquire Businesses, Gross		1,200,000
Six months after closing [Member] | Ebyline, Inc. [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Business Combination, Consideration Transferred, Equity Interests Issued and Issuable		250,000
Paid in the form of cash or common stock at option of company [Member] | Ebyline, Inc. [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Business Combination, Consideration Transferred		1,900,000
Paid in two equal installments [Member] | Ebyline, Inc. [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Business Combination, Consideration Transferred		950,000
Achieves at least 90% of Content-Only Revenue [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Business combination, payment to acquiree for meeting performance goal			32,000,000	27,000,000	17,000,000
Achieves at least 90%, but less than 100% of Content-Only Revenue [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Business combination, payment to acquiree for meeting performance goal			$ 1,900,000	$ 1,800,000	$ 1,800,000